Income Taxes - Effective tax rate tables (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax benefit at U.S. federal statutory rate	35.00%	35.00%	35.00%
Increase (reduction) in income taxes:
State income taxes, net of U.S. federal benefit	1.00%	(11.20%)	6.70%
Grants in lieu of tax credits—U.S. federal benefit	(0.00%)	(0.00%)	242.60%
Grants in lieu of tax credits—state, net of U.S. federal benefit	(0.00%)	(0.00%)	38.00%
Foreign operations	1.40%	0.00%	0.00%
Non-controlling interest	(16.10%)	(0.00%)	(0.00%)
Stock-based compensation	(2.20%)	0.00%	0.00%
Change in valuation allowance	(9.00%)	0.00%	0.00%
Other	(4.60%)	0.00%	0.00%
Effective tax (expense) benefit rate	5.50%	23.80%	322.30%